Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000272958
Shareholder Report [Line Items]
Fund Name	PurePlay Nvidia Ecosystem Picks & Shovels Index ETF
Trading Symbol	NVPS
Security Exchange Name	NASDAQ
Additional Information Phone Number	888-844-7039
Additional Information Website	https://www.pureplayetfs.com/investor-materials
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.75% [1]
AssetsNet	$ 5,979,418
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 613
InvestmentCompanyPortfolioTurnover	0.00%

[1]	Annualized